Long-term debt - Additional Information (Detail) $ in Thousands				12 Months Ended
	Mar. 25, 2023 USD ($)	Apr. 12, 2021 USD ($)	Jul. 08, 2020 USD ($)	Mar. 25, 2023 USD ($)	Mar. 26, 2022 USD ($)
Line of Credit Facility [Line Items]
Outstanding letters of credit	$ 400			$ 400	$ 600
Working capital ratio	0.98			0.98
Investissement Québec [Member]
Line of Credit Facility [Line Items]
Debt instrument, term				6 years
Long-term debt	$ 10,000		$ 10,000	$ 10,000
Debt Instrument Interest Rate Stated Percentage Rate	3.14%		3.14%	3.14%
Repayment of debt term			60 months	60 months
Working capital ratio			1.01
Term loan From Business Development Bank of Canada [Member]
Line of Credit Facility [Line Items]
Debt instrument, term		5 years
Long-term debt	$ 303			$ 303	374
Debt Instrument Interest Rate Stated Percentage Rate		8.30%
Repayment of debt term		72 months
Debt Instrument, Face Amount		$ 400
Long-term Debt, Gross	$ 300			300	400
Loan From Investment Of Quebec One [Member]
Line of Credit Facility [Line Items]
Debt instrument, term	10 years
Long-term debt	$ 2,700			$ 2,700	$ 0
Debt Instrument Interest Rate Stated Percentage Rate	1.41%			1.41%
Repayment of debt term	60 months
Working capital ratio	1.01			1.01
Debt Instrument, Face Amount	$ 4,300			$ 4,300